Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	As of
	December 31, 2017	December 31, 2018
Cost:
Acquired right to operate an online audio/video content platform including deferred tax liabilities impact	—	96,129,761
Total cost	—	96,129,761
Less: Accumulated amortization	—	(1,602,163)
Intangible assets, net	—	94,527,598

Summary of Amortization Expense	Amortization expense recognized for the year ended December 31, 2018 is summarized as follows:
Year ended December 31,
2018
Cost of revenues	1,602,163
Total	1,602,163